ACCOUNTS RECEIVABLE, NET - Current and Non Current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	R$ 4,662,368	R$ 4,402,278
ACCOUNTS RECEIVABLE, NONCURRENT	462,376	2,079,025
ACCOUNTS RECEIVABLE, NET	5,124,744	6,481,303
PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET	532,812	431,471
Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	444,982
ACCOUNTS RECEIVABLE, NONCURRENT	448,979
ACCOUNTS RECEIVABLE, NET	893,961
Due in the short term
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	3,717,269
ACCOUNTS RECEIVABLE, NONCURRENT	13,397
ACCOUNTS RECEIVABLE, NET	3,730,666
Maturity in 90 days or less
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	433,983
ACCOUNTS RECEIVABLE, NET	433,983
More than 90 days
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	66,133
ACCOUNTS RECEIVABLE, NET	66,133
Gross value | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	29,401	30,576
Gross value | AES SUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,434	28,326
Gross value | AMPLA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	26,086	24,817
Gross value | CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	50,946	301,028
ACCOUNTS RECEIVABLE, NONCURRENT	207,403
Gross value | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,135	5,216
ACCOUNTS RECEIVABLE, NONCURRENT	9,548	14,111
Gross value | CEEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	16,074	27,147
Gross value | CELESC
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	44,230	44,187
Gross value | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	38,858	63,804
ACCOUNTS RECEIVABLE, NONCURRENT		368
Gross value | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	26,342	20,403
Gross value | CEMAR
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	20,654	22,837
Gross value | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	66,979	34,691
Gross value | CESP
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,583	1,656
Gross value | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	41,438	32,619
Gross value | COELCE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	31,095	30,834
Gross value | COPEL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	47,230	79,278
Gross value | CPFL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	21,943	18,371
Gross value | EBE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	11,165	9,614
Gross value | ELEKTRO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	35,842	41,123
Gross value | ENERGISA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	123,023	110,045
Gross value | ENERSUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	11,122	11,416
Gross value | ESCELSA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	9,589	18,843
Gross value | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	53,349	52,072
Gross value | PIRATININGA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	8,074	2,505
Gross value | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	24,558	27,633
Gross value | Rolling of the Debt
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT		23,601
ACCOUNTS RECEIVABLE, NONCURRENT		568,635
Gross value | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	390,910	499,735
ACCOUNTS RECEIVABLE, NONCURRENT	293,560	293,560
Gross value | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	589,071	263,806
ACCOUNTS RECEIVABLE, NONCURRENT	4,347	6,276
Gross value | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	502,236	355,030
ACCOUNTS RECEIVABLE, NONCURRENT	30,576	76,441
Gross value | Residential Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	653,542	984,551
ACCOUNTS RECEIVABLE, NONCURRENT	61,100	79,251
Gross value | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	710,203	587,683
ACCOUNTS RECEIVABLE, NONCURRENT	45,072	48,039
Gross value | Rural Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	34,882	70,440
ACCOUNTS RECEIVABLE, NONCURRENT	2,510	5,921
Gross value | Trade, services and other activities
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	310,286	435,284
ACCOUNTS RECEIVABLE, NONCURRENT	281,184	88,649
Gross value | Federal Government
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	373,926	450,505
Gross value | Public power
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	127,428	582,501
Gross value | Other
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,422,054	1,154,451
ACCOUNTS RECEIVABLE, NONCURRENT	13,551	749,090
Gross value | Renegotiated Credits | CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	49,547
ACCOUNTS RECEIVABLE, NONCURRENT	207,403
Gross value | Renegotiated Credits | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	603
Gross value | Renegotiated Credits | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	186,500
ACCOUNTS RECEIVABLE, NONCURRENT	30,576
Gross value | Renegotiated Credits | Residential Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	139,638
ACCOUNTS RECEIVABLE, NONCURRENT	61,100
Gross value | Renegotiated Credits | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	120,576
ACCOUNTS RECEIVABLE, NONCURRENT	45,072
Gross value | Renegotiated Credits | Rural Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	6,572
ACCOUNTS RECEIVABLE, NONCURRENT	2,510
Gross value | Renegotiated Credits | Trade, services and other activities
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	58,327
ACCOUNTS RECEIVABLE, NONCURRENT	281,184
Gross value | Renegotiated Credits | Federal Government
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	66,003
Gross value | Renegotiated Credits | Public power
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	127,428
Gross value | Renegotiated Credits | Other
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	6,163
ACCOUNTS RECEIVABLE, NONCURRENT	154
Gross value | Due in the short term | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	28,265
Gross value | Due in the short term | AES SUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,434
Gross value | Due in the short term | AMPLA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	23,541
Gross value | Due in the short term | CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,015
Gross value | Due in the short term | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	6,578
Gross value | Due in the short term | CEEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	15,832
Gross value | Due in the short term | CELESC
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	42,980
Gross value | Due in the short term | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	29,079
Gross value | Due in the short term | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	25,678
Gross value | Due in the short term | CEMAR
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	20,316
Gross value | Due in the short term | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	65,371
Gross value | Due in the short term | CESP
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,583
Gross value | Due in the short term | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	40,434
Gross value | Due in the short term | COELCE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	30,649
Gross value | Due in the short term | COPEL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	46,166
Gross value | Due in the short term | CPFL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	21,595
Gross value | Due in the short term | EBE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	11,165
Gross value | Due in the short term | ELEKTRO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	35,461
Gross value | Due in the short term | ENERGISA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	36,437
Gross value | Due in the short term | ENERSUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	11,122
Gross value | Due in the short term | ESCELSA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	9,589
Gross value | Due in the short term | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	51,529
Gross value | Due in the short term | PIRATININGA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,821
Gross value | Due in the short term | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	24,144
Gross value | Due in the short term | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	359,288
Gross value | Due in the short term | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	526,135
Gross value | Due in the short term | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	287,728
Gross value | Due in the short term | Residential Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	208,568
Gross value | Due in the short term | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	288,301
Gross value | Due in the short term | Rural Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	13,514
Gross value | Due in the short term | Trade, services and other activities
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	138,882
Gross value | Due in the short term | Federal Government
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	70,907
Gross value | Due in the short term | Other
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,295,865
ACCOUNTS RECEIVABLE, NONCURRENT	13,397
Gross value | Maturity in 90 days or less | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,134
Gross value | Maturity in 90 days or less | AMPLA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,545
Gross value | Maturity in 90 days or less | CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	384
Gross value | Maturity in 90 days or less | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	557
Gross value | Maturity in 90 days or less | CEEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	242
Gross value | Maturity in 90 days or less | CELESC
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,250
Gross value | Maturity in 90 days or less | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	698
Gross value | Maturity in 90 days or less | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	608
Gross value | Maturity in 90 days or less | CEMAR
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	338
Gross value | Maturity in 90 days or less | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,128
Gross value | Maturity in 90 days or less | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	946
Gross value | Maturity in 90 days or less | COELCE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	446
Gross value | Maturity in 90 days or less | COPEL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,064
Gross value | Maturity in 90 days or less | ELEKTRO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	381
Gross value | Maturity in 90 days or less | ENERGISA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,347
Gross value | Maturity in 90 days or less | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,697
Gross value | Maturity in 90 days or less | PIRATININGA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	253
Gross value | Maturity in 90 days or less | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	407
Gross value | Maturity in 90 days or less | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	27,771
Gross value | Maturity in 90 days or less | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	16,360
Gross value | Maturity in 90 days or less | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	28,007
Gross value | Maturity in 90 days or less | Residential Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	215,867
Gross value | Maturity in 90 days or less | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	35,366
Gross value | Maturity in 90 days or less | Rural Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,233
Gross value | Maturity in 90 days or less | Trade, services and other activities
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	63,627
Gross value | Maturity in 90 days or less | Federal Government
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	96,996
Gross value | Maturity in 90 days or less | Other
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	12,175
Gross value | More than 90 days | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2
Gross value | More than 90 days | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	9,548
Gross value | More than 90 days | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	8,478
Gross value | More than 90 days | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	56
Gross value | More than 90 days | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	480
Gross value | More than 90 days | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	58
Gross value | More than 90 days | CPFL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	348
Gross value | More than 90 days | ENERGISA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	84,239
Gross value | More than 90 days | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	123
Gross value | More than 90 days | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7
Gross value | More than 90 days | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	3,851
ACCOUNTS RECEIVABLE, NONCURRENT	293,560
Gross value | More than 90 days | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	46,576
ACCOUNTS RECEIVABLE, NONCURRENT	4,347
Gross value | More than 90 days | Residential Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	89,469
Gross value | More than 90 days | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	265,960
Gross value | More than 90 days | Rural Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,563
Gross value | More than 90 days | Trade, services and other activities
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	49,450
Gross value | More than 90 days | Federal Government
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	140,020
Gross value | More than 90 days | Other
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	107,851
ACCOUNTS RECEIVABLE, CURRENT
CUSTOMERS RECEIVABLE, NET
PCLD	(1,074,892)	(1,461,849)
ACCOUNTS RECEIVABLE, CURRENT | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(188,947)
ACCOUNTS RECEIVABLE, CURRENT | Due in the short term
CUSTOMERS RECEIVABLE, NET
PCLD	(61,703)
ACCOUNTS RECEIVABLE, CURRENT | Maturity in 90 days or less
CUSTOMERS RECEIVABLE, NET
PCLD	(85,844)
ACCOUNTS RECEIVABLE, CURRENT | More than 90 days
CUSTOMERS RECEIVABLE, NET
PCLD	(738,398)
ACCOUNTS RECEIVABLE, NONCURRENT
CUSTOMERS RECEIVABLE, NET
PCLD	(613,903)	R$ (433,817)
ACCOUNTS RECEIVABLE, NONCURRENT | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(306,448)
ACCOUNTS RECEIVABLE, NONCURRENT | More than 90 days
CUSTOMERS RECEIVABLE, NET
PCLD	R$ (307,455)